PLEDGED ASSETS, COLLATERAL, COMMITMENTS AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2012
PLEDGED ASSETS, COLLATERAL, COMMITMENTS AND GUARANTEES
Carrying values of the significant components of pledged assets recognized
In millions of dollars	2012	2011
Investment securities	$187,295	$129,093
Loans	234,797	235,031
Trading account assets	123,178	114,539
Total	$545,270	$478,663

Future minimum annual rentals under noncancelable leases, net of sublease income
In millions of dollars
2013	$1,220
2014	1,125
2015	1,001
2016	881
2017	754
Thereafter	2,293
Total	$7,274

Schedule of Guarantor Obligations by Expiration Date, Amount Outstanding and Carrying Value

	Maximum potential amount of future payments
	Expire within	Expire after	Total amount	Carrying value
In billions of dollars at December 31, 2012 except carrying value in millions	1 year	1 year	outstanding	(in millions of dollars)
Financial standby letters of credit	$22.3	$79.8	$102.1	$432.8
Performance guarantees	7.3	4.7	12.0	41.6
Derivative instruments considered to be guarantees	11.2	45.5	56.7	2,648.7
Loans sold with recourse	—	0.5	0.5	87.0
Securities lending indemnifications (1)	80.4	—	80.4	—
Credit card merchant processing (1)	70.3	—	70.3	—
Custody indemnifications and other	—	30.2	30.2	—
Total	$191.5	$160.7	$352.2	$3,210.1

(1)	The carrying values of securities lending indemnifications and credit card merchant processing are not material, as the Company has determined that the amount and probability of potential liabilities arising from these guarantees are not significant.
	Maximum potential amount of future payments
	Expire within	Expire after	Total amount	Carrying value
In billions of dollars at December 31, 2011 except carrying value in millions	1 year	1 year	outstanding	(in millions of dollars)
Financial standby letters of credit	$25.2	$79.5	$104.7	$417.5
Performance guarantees	7.8	4.5	12.3	43.9
Derivative instruments considered to be guarantees	9.8	40.0	49.8	2,686.1
Loans sold with recourse	—	0.4	0.4	89.6
Securities lending indemnifications (1)	90.9	—	90.9	—
Credit card merchant processing (1)	70.2	—	70.2	—
Custody indemnifications and other	—	40.0	40.0	30.7
Total	$203.9	$164.4	$368.3	$3,267.8

(1)	The carrying values of securities lending indemnifications and credit card merchant processing are not material, as the Company has determined that the amount and probability of potential liabilities arising from these guarantees are not significant.

Schedule of Guarantor Obligations by Credit Ratings

	Maximum potential amount of future payments
	Investment	Non-investment	Not
In billions of dollars as of December 31, 2012	grade	grade	rated	Total
Financial standby letters of credit	$80.9	$11.0	$10.2	$102.1
Performance guarantees	7.3	3.0	1.7	12.0
Derivative instruments deemed to be guarantees	—	—	56.7	56.7
Loans sold with recourse	—	—	0.5	0.5
Securities lending indemnifications	—	—	80.4	80.4
Credit card merchant processing	—	—	70.3	70.3
Custody indemnifications and other	30.1	0.1	—	30.2
Total	$118.3	$14.1	$219.8	$352.2

	Maximum potential amount of future payments
	Investment	Non-investment	Not
In billions of dollars as of December 31, 2011	grade	grade	rated	Total
Financial standby letters of credit	$79.3	$17.2	$8.2	$104.7
Performance guarantees	6.9	3.2	2.2	12.3
Derivative instruments deemed to be guarantees	—	—	49.8	49.8
Loans sold with recourse	—	—	0.4	0.4
Securities lending indemnifications	—	—	90.9	90.9
Credit card merchant processing	—	—	70.2	70.2
Custody indemnifications and other	40.0	—	—	40.0
Total	$126.2	$20.4	$221.7	$368.3

Schedule of Credit Commitments

		Outside	December 31,	December 31,
In millions of dollars	U.S.	U.S.	2012	2011
Commercial and similar letters of credit	$1,427	$5,884	$7,311	$8,910
One- to four-family residential mortgages	2,397	1,496	3,893	3,504
Revolving open-end loans secured by one- to four-family residential properties	14,897	3,279	18,176	19,326
Commercial real estate, construction and land development	2,067	1,429	3,496	1,968
Credit card lines	485,569	135,131	620,700	653,985
Commercial and other consumer loan commitments	138,219	90,273	228,492	224,109
Other commitments and contingencies	1,175	1,084	2,259	3,201
Total	$645,751	$238,576	$884,327	$915,003